Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Analysis of Allowance for Doubtful Accounts
An analysis of the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2019	2020
	RMB	RMB	US$
Beginning balance	3,589	33,989	5,209
Additions charged to bad debt expense	37,141	104,434	16,005
Reversal	(465)	(8,751)	(1,341)
Write off	(6,276)	(1,473)	(226)
Ending balance	33,989	128,199	19,647

Schedule of Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	3,265,475	3,252,396	498,451
Allowance for doubtful accounts	(33,989)	(128,199)	(19,647)
Total	3,231,486	3,124,197	478,804